LOANS AND ADVANCES	12 Months Ended
Dec. 31, 2022
LOANS AND ADVANCES
LOANS AND ADVANCES

6.   LOANS AND ADVANCES

	As of December 31,
	2021	2022

	(HK$ in thousands)
Margin loans	29,097,216	24,681,724
IPO loans	34,348	89,465
Other advances	468,000	1,969,774
Subtotal	29,599,564	26,740,963
Less: Allowance for credit losses	(12,258)	(27,840)
Total	29,587,306	26,713,123